Condensed Consolidated Statements of Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Previously Reported [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Total	Previously Reported [Member]
Balance at Mar. 31, 2023				$ 29,848,000					$ (19,517,000)		$ 10,331,000
Balance, shares at Mar. 31, 2023		15,837
Net loss									(6,398,000)		(6,398,000)
Stock based compensation				110,000							110,000
Other				6,000							6,000
Sale of common stock, net of offering costs				3,529,000							3,529,000
Sale of common stock and warrants, net of offering costs, shares		16,253
Balance at Dec. 31, 2023	$ 64,000		$ 33,429,000	33,493,000				$ (25,915,000)	(25,915,000)	$ 7,578,000	7,578,000
Balance, shares at Dec. 31, 2023	6,418,061	32,090
Net loss								(8,486,000)		(8,486,000)
Stock based compensation			36,000							36,000
Balance at Jun. 30, 2024	$ 64,000		33,465,000					(34,401,000)		(872,000)
Balance, shares at Jun. 30, 2024	6,418,061
Balance at Dec. 31, 2023	$ 64,000		33,429,000	33,493,000				(25,915,000)	(25,915,000)	7,578,000	7,578,000
Balance, shares at Dec. 31, 2023	6,418,061	32,090
Net loss						(1,110,000)			(23,257,000)		(24,367,000)
Stock based compensation				630,000							630,000
Stock based compensation, shares		5,099
Common stock issued for purchase of SemiCab Inc				494,000							494,000
Common stock issued for purchase of SemiCab, Inc, shares		3,209
Repurchase of common shares - related parties				758,000							758,000
Sale of common stock and pre-funded warrants, net of offering cost		$ 4,000		4,881,000							4,885,000
Sale of common stock and warrants, net of offering cost, shares		418,927
Subsidiary interests issued for purchase of SemiCab Inc						74,000					74,000
Issuance of common stock with debt		$ 1,000		942,000							943,000
Issuance of common stock with debt, shares		11,500
Balance at Dec. 31, 2024	$ 5,000	$ 5,000	39,682,000	39,682,000	(1,036,000)	(1,036,000)		(49,172,000)	(49,172,000)	(10,521,000)	(10,521,000)
Balance, shares at Dec. 31, 2024	470,825	470,825
Balance at Mar. 31, 2024	$ 64,000		33,448,000					(28,282,000)		5,230,000
Balance, shares at Mar. 31, 2024	6,418,061
Net loss								(6,119,000)		(6,119,000)
Stock based compensation			17,000							17,000
Balance at Jun. 30, 2024	$ 64,000		33,465,000					(34,401,000)		(872,000)
Balance, shares at Jun. 30, 2024	6,418,061
Balance at Dec. 31, 2024	$ 5,000	$ 5,000	39,682,000	$ 39,682,000	(1,036,000)	$ (1,036,000)		(49,172,000)	$ (49,172,000)	(10,521,000)	$ (10,521,000)
Balance, shares at Dec. 31, 2024	470,825	470,825
Net loss					(327,000)			(9,776,000)		(10,103,000)
Stock based compensation			47,000							47,000
Stock based compensation, shares	23,818
Common stock issued for purchase of SemiCab Inc	$ 1,000		315,000							316,000
Common stock issued for purchase of SemiCab, Inc, shares	119,742
Exercise of Series B warrants	$ 19,000		15,195,000							15,214,000
Exercise of Series B warrants, shares	1,910,975
Reclassification of Series A warrants to equity			7,857,000							7,857,000
Repurchase of common shares - related parties			(758,000)				758,000
Repurchase of common stock from related parties, shares	(10,990)
Other
Other, shares	201
Balance at Jun. 30, 2025	$ 25,000		63,854,000		(1,363,000)		(758,000)	(58,948,000)		2,810,000
Balance, shares at Jun. 30, 2025	2,514,571
Balance at Mar. 31, 2025	$ 24,000		63,577,000		(1,139,000)		(758,000)	(58,363,000)		3,341,000
Balance, shares at Mar. 31, 2025	2,394,829
Net loss					(224,000)			(585,000)		(809,000)
Stock based compensation			(38,000)							(38,000)
Stock based compensation, shares
Common stock issued for purchase of SemiCab Inc	$ 1,000		315,000							316,000
Common stock issued for purchase of SemiCab, Inc, shares	119,742
Balance at Jun. 30, 2025	$ 25,000		$ 63,854,000		$ (1,363,000)		$ (758,000)	$ (58,948,000)		$ 2,810,000
Balance, shares at Jun. 30, 2025	2,514,571